CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash distributions to IDR holders	[1]	$ 163,141	$ 154,668	$ 152,898
Carrying value of equity attributable to the IDR holders		847,601	604,429	596,515
General Partner Units and IDRs
Cash distributions to IDR holders	[1],[2]	3,221	11,846	11,496
Carrying value of equity attributable to the IDR holders	[2]	52,600	50,942	40,293
Incentive Distribution Rights
Cash distributions to IDR holders		0	8,800	$ 8,700
Incentive Distribution Rights | General Partner Units and IDRs
Carrying value of equity attributable to the IDR holders		$ 32,500	$ 32,500

[1]	This includes cash distributions to IDR holders for the years ended December 31, 2017, 2016 and 2015 of $nil, $8.8 million and $8.7 million, respectively. In addition it includes accrued distributions to Series A Preferred Unitholders for the period from issuance (October 31, 2017) to December 31, 2017.
[2]	As of December 31, 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million (2016: $32.5 million)